AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 18, 2012

                                                              File No. 033-50718
                                                              File No. 811-07102

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 130                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 132                             /X/

                       THE ADVISORS' INNER CIRCLE FUND II
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
                          ---------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          --------------

                                Michael Beattie
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                           Christopher D. Menconi
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
1701 Market Street                                  1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103                    Washington, DC  20004

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
         / /   Immediately upon filing pursuant to paragraph (b)
         /X/    On July 18, 2012 pursuant to paragraph (b)
         / /    60 days after filing pursuant to paragraph (a)(1)
         / /    75 days after filing pursuant to paragraph (a)(2)
         / /    On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 130 to the Registration Statement on Form N-1A for The Advisors' Inner Circle Fund II (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of delaying, until July 18, 2012, the effectiveness of Post-Effective Amendment No. 126 ("PEA No. 126"), which was filed with the Commission via EDGAR Accession No. 0001135428-12-000122 on March 7, 2012, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 126 by means of this filing, Parts A, B and C of PEA No. 126 are incorporated herein by reference.


                              PART A - PROSPECTUS

The Prospectus for the Black Select Long/Short Fund (the "Fund"), a series of the Trust, is incorporated herein by reference to Part A of PEA No. 126.


                  PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 126.


                           PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 126.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 130 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 18th day of June, 2012.


                                         THE ADVISORS' INNER CIRCLE FUND


                                          By:             *
                                              -----------------------
                                              Mike Beattie, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


           *                   Trustee                          June 18, 2012
------------------------
 Charles E. Carlbom

           *                   Trustee                          June 18, 2012
------------------------
 John K. Darr

           *                   Trustee                          June 18, 2012
------------------------
 William M. Doran

           *                   Trustee                          June 18, 2012
------------------------
 Joseph T. Grause, Jr.

           *                   Trustee                          June 18, 2012
------------------------
 Mitchell A. Johnson

           *                   Trustee                          June 18, 2012
------------------------
 Betty L. Krikorian

           *                   Trustee                          June 18, 2012
------------------------
 Robert A. Nesher

           *                   Trustee                          June 18, 2012
------------------------
 Bruce Speca

           *                   Trustee                          June 18, 2012
------------------------
 James M. Storey

           *                   Trustee                          June 18, 2012
------------------------
 George J. Sullivan, Jr.

           *                   President                        June 18, 2012
------------------------
 Mike Beattie

           *                   Treasurer, Controller &          June 18, 2012
------------------------       Chief Financial Officer
 Michael Lawson

*By: /s/ Dianne M. Sulzbach
     -------------------------
     Dianne M. Sulzbach, pursuant to Power of Attorney